Lease Commitments (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Capital Lease - Fiscal year ending June 30,
2017	$ 169,322
2018	167,335
2019	39,000
2020	6,825
2021
2022 and beyond
Total minimum payments	382,482
Less imputed interest	(37,109)
Present value of minimum lease payments included in capital lease obligations	345,373
Less current portion	166,454	$ 166,454
Non-current portion	178,919	$ 310,260
Operating Lease - Fiscal Year ending June 30,
2017	378,000
2018	376,000
2019	370,000
2020	357,000
2021	365,000
2022 and beyond	311,000
Total Minimum Payments	$ 2,157,000